Cover	Jun. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 01, 2022
Entity Registrant Name	ACCEL ENTERTAINMENT, INC.
Entity Central Index Key	0001698991
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38136
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972-2235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A-1 common stock, par value $0.0001 per share
Trading Symbol	ACEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On June 1, 2022, Accel Entertainment, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) under Item 2.01 to report its previously announced acquisition of all of the outstanding equity interests of Century Gaming Inc. (“Century”), a Montana corporation (the “Acquisition”), pursuant to the terms of a Securities Purchase Agreement (the “Purchase Agreement”), dated March 2, 2021, by and among Century, the shareholders of Century (the “Sellers”), the Company, Accel Entertainment LLC, and Steven W. Arntzen as the Sellers representative. At the time of the Original Report, the financial statements of Century and the unaudited pro forma financial information required by Item 9.01(a) and (b) of Form 8-K were not available. The Company is filing this Amendment No. 1 on Form 8-K/A to the Original Report (this “Amendment”) to provide the financial statements of Century and the unaudited pro forma financial information required by Item 9.01(a) and (b) of Form 8-K.The unaudited pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Century would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Acquisition. Except as described above, all other information in the Filing remains unchanged.Item 9.01 Financial Statements and Exhibits.(a) Financial Statements of Businesses Acquired.The audited consolidated financial statements of Century as of and for the fiscal year ended June 30, 2021 required by Item 9.01(a) of Form 8-K are attached hereto as Exhibit 99.1 hereto and are incorporated herein by reference.The unaudited interim financial statements of Century as of and for the nine months ended March 31, 2022 required by Item 9.01(a) of Form 8-K are attached hereto as Exhibit 99.2 hereto and are incorporated herein by reference.(b) Pro Forma Financial InformationThe unaudited pro forma financial information required by Item 9.01(b) of Form 8-K is attached hereto as Exhibit 99.1 and is incorporated herein by reference.(d) ExhibitsExhibitNumberDescription23.1Consent of Independent Auditors99.1Audited consolidated financial statements of Century Gaming Inc. as of and for the fiscal year ended June 30, 202199.2Unaudited interim financial statements of Century Gaming Inc. as of and for the nine months ended March 31, 202299.3Unaudited pro forma condensed combined statements of operations of Accel Entertainment, Inc. for the three months ended March 31, 2022 and for the fiscal year ended December 31, 2021104Cover Page Interactive Data File (embedded within the Inline XBRL document)